UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04995

                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223


                    Date of fiscal year end:   March 31, 2007

                    Date of reporting period:  June 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS
         -----------------------

Sit U.S. Government Securities Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

=============================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
=============================================================================================
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (46.1%) (2)
     FEDERAL HOME LOAN MORTGAGE CORPORATION (8.8%):
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
              46,874     5.50%      8/1/2017                                          46,718
             213,659     6.38%      12/1/2026                                        214,839
              76,245     6.38%      8/1/2027                                          77,472
             115,635     6.38%      12/1/2027                                        117,495
             711,832     6.50%      8/1/2029                                         719,254
             288,105     7.38%      12/17/2024                                       298,935
             759,787     7.50%      1/1/2031                                         787,914
           1,040,946     7.50%      7/1/2031                                       1,075,872
           2,086,238     7.50%      12/1/2032                                      2,156,236
             584,874     7.50%      6/1/2035                                         611,875
              67,699     7.95%      10/1/2025                                         70,710
              72,584     7.95%      10/1/2025                                         76,346
              51,271     7.95%      11/1/2025                                         53,929
              21,686     8.00%      5/1/2017                                          22,513
              68,638     8.00%      1/1/2021                                          71,599
             369,332     8.00%      12/1/2023                                        384,587
             257,473     8.00%      9/15/2024                                        270,439
              41,074     8.00%      12/1/2026                                         43,322
             143,117     8.00%      6/1/2030                                         151,195
               7,055     8.25%      12/1/2008                                          7,070
              47,698     8.25%      12/1/2017                                         50,358
               4,972     8.50%      1/1/2017                                           5,283
               9,595     8.50%      2/1/2017                                          10,172
              27,252     8.50%      3/1/2017                                          28,954
              74,687     8.50%      4/1/2017                                          78,971
              75,938     8.50%      5/1/2017                                          80,678
              25,119     8.50%      5/1/2017                                          26,687
              67,772     8.50%      10/1/2019                                         72,372
              38,808     8.50%      7/1/2021                                          41,442
             386,552     8.50%      12/1/2029                                        413,261
             483,558     8.50%      2/1/2031                                         516,968
              19,924     8.75%      1/1/2017                                          20,841
               5,442     9.00%      5/1/2009                                           5,523
               3,175     9.00%      6/1/2009                                           3,222
               7,003     9.00%      7/1/2009                                           7,106
              20,097     9.00%      12/1/2009                                         20,395
              86,273     9.00%      11/1/2015                                         92,844
             166,836     9.00%      5/1/2016                                         179,542
              42,189     9.00%      10/1/2016                                         44,689
              14,039     9.00%      1/1/2017                                          14,970
              28,215     9.00%      2/1/2017                                          29,008
              24,576     9.00%      6/1/2017                                          26,213
              19,281     9.00%      7/1/2021                                          20,785
              24,388     9.00%      10/1/2021                                         25,549
             231,923     9.00%      11/1/2025                                        250,571
           2,791,111     9.00%      5/1/2031                                       3,008,837
               1,940     9.25%      7/1/2008                                           1,974
               5,876     9.25%      8/1/2008                                           5,979
               1,940     9.25%      8/1/2009                                           1,963
              14,861     9.25%      7/1/2010                                          15,145
              10,728     9.25%      3/1/2011                                          10,772
              22,875     9.25%      6/1/2016                                          24,599
              18,646     9.25%      3/1/2017                                          20,051
             157,370     9.25%      2/1/2018                                         165,545
               5,105     9.25%      1/1/2019                                           5,127
              79,891     9.25%      3/1/2019                                          84,511
              79,580     9.25%      3/1/2019                                          82,454
               9,223     9.50%      10/1/2008                                          9,398
              23,605     9.50%      2/1/2010                                          24,019
               9,391     9.50%      5/1/2010                                           9,787
               6,177     9.50%      6/1/2010                                           6,285
               4,777     9.50%      1/1/2011                                           5,044
              11,513     9.50%      6/1/2016                                          12,455
               5,102     9.50%      7/1/2016                                           5,519
              29,984     9.50%      10/1/2016                                         32,437
               5,395     9.50%      6/1/2017                                           5,853
              45,607     9.50%      4/1/2018                                          49,596
               4,727     9.50%      10/1/2018                                          5,129
             248,309     9.50%      6/17/2019                                        266,825

=============================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
=============================================================================================
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
           1,014,070     9.50%      12/17/2021                                     1,093,719
              11,995     9.75%      12/1/2008                                         12,253
               3,258     9.75%      12/1/2008                                          3,328
              14,370     9.75%      11/1/2009                                         14,679
               7,803     9.75%      6/1/2011                                           7,971
             114,561     9.75%      12/1/2016                                        121,714
              39,966     9.75%      6/1/2017                                          43,423
             142,472     9.75%      12/1/2017                                        154,184
              21,655     10.00%     11/1/2010                                         22,150
              30,320     10.00%     11/1/2011                                         31,414
             167,092     10.00%     9/1/2020                                         183,309
           1,009,154     10.00%     3/15/2025                                      1,102,176
              11,292     10.25%     6/1/2010                                          11,798
              31,450     10.25%     2/1/2017                                          32,862
              36,522     10.29%     9/1/2016                                          38,825
              52,234     10.50%     10/1/2013                                         56,703
              70,586     10.50%     5/1/2014                                          73,920
              25,118     10.50%     9/1/2015                                          27,532
              17,236     10.50%     1/1/2019                                          19,091
             278,944     10.50%     6/1/2019                                         306,520
               5,915     11.00%     12/1/2011                                          6,440
              21,539     11.00%     6/1/2015                                          23,426
               9,661     11.00%     2/1/2016                                          10,541
              10,692     11.00%     5/1/2019                                          11,489
              12,289     11.00%     7/1/2019                                          13,514
             694,371     11.00%     8/15/2020                                        759,598
               5,560     11.25%     10/1/2009                                          5,866
              15,715     11.25%     8/1/2011                                          17,217
              18,645     13.00%     5/1/2017                                          20,975
                                                                         -------------------
                                                                                  17,410,665
                                                                         -------------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.0%):
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
             196,652     3.66%      8/1/2033                                         195,358
             262,571     3.70%      8/1/2033                                         260,375
              76,466     5.76%      3/1/2033                                          75,171
              24,804     6.49%      3/1/2019                                          24,859
              87,566     6.49%      2/1/2032                                          89,083
              72,036     6.49%      4/1/2032                                          73,284
              54,096     6.91%      11/1/2026                                         56,176
             184,429     6.91%      8/1/2027                                         191,519
             319,348     6.95%      8/1/2021                                         327,682
              13,858     7.00%      2/1/2017                                          14,417
              23,963     7.00%      4/1/2027                                          25,050
           1,749,285     7.00%      11/1/2029                                      1,813,906
             376,652     7.00%      2/1/2032                                         386,743
             341,971     7.00%      6/1/2032                                         357,532
             775,522     7.00%      10/1/2033                                        796,300
             488,279     7.00%      4/1/2034                                         501,361
           1,306,518     7.45%      6/1/2016                                       1,400,097
             342,982     7.50%      11/1/2012                                        354,386
             744,155     7.50%      6/1/2022                                         777,316
             814,928     7.50%      8/1/2022                                         855,331
              47,639     7.50%      9/1/2027                                          50,326
              62,454     7.50%      11/1/2029                                         65,378
             663,998     7.50%      1/1/2031                                         694,591
             179,435     7.50%      6/1/2031                                         184,513
             231,910     7.50%      3/1/2032                                         241,642
              78,009     7.50%      8/1/2032                                          80,313
             130,048     7.50%      9/1/2032                                         133,871
           1,972,209     7.50%      1/1/2033                                       2,039,840
             169,318     7.50%      12/1/2034                                        175,124
             635,157     7.95%      9/15/2020                                        666,976
              14,987     8.00%      8/1/2009                                          15,244
             215,283     8.00%      4/1/2016                                         226,091
             514,462     8.00%      7/1/2021                                         544,299
             148,960     8.00%      1/1/2022                                         156,690
              91,953     8.00%      5/1/2023                                          96,536

=============================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
=============================================================================================
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
              74,296     8.00%      9/1/2023                                          78,193
             805,216     8.00%      7/1/2024                                         850,306
             373,117     8.00%      9/1/2027                                         394,481
             536,245     8.00%      5/1/2029                                         563,850
             354,228     8.00%      2/1/2031                                         372,463
             383,643     8.00%      12/1/2031                                        403,393
             740,038     8.00%      9/1/2032                                         781,975
             571,522     8.00%      5/1/2036                                         600,920
              48,173     8.25%      4/1/2022                                          50,362
             554,587     8.33%      7/15/2020                                        600,942
             280,769     8.38%      7/20/2028                                        300,340
           2,484,633     8.45%      5/31/2035                                      2,663,398
              35,067     8.50%      11/1/2010                                         36,041
             200,289     8.50%      9/1/2013                                         210,415
             479,369     8.50%      2/1/2016                                         507,825
              64,660     8.50%      6/1/2017                                          65,048
              19,623     8.50%      9/1/2017                                          20,566
              94,310     8.50%      8/1/2018                                         100,679
              26,836     8.50%      7/1/2022                                          28,826
              17,781     8.50%      5/1/2024                                          19,108
             147,328     8.50%      7/1/2026                                         156,783
             791,402     8.50%      11/1/2026                                        848,471
             396,913     8.50%      11/1/2028                                        425,825
             771,940     8.50%      12/1/2028                                        827,605
             270,351     8.50%      1/1/2030                                         289,236
              63,934     8.50%      11/1/2030                                         68,367
              13,638     8.50%      1/1/2031                                          14,583
             273,743     8.52%      9/15/2030                                        295,131
             561,129     8.71%      7/20/2030                                        601,808
             107,567     8.87%      12/15/2025                                       118,181
              43,105     9.00%      1/1/2009                                          44,042
               9,019     9.00%      5/1/2009                                           9,166
              19,280     9.00%      5/1/2009                                          19,457
              16,478     9.00%      5/1/2009                                          16,747
              35,357     9.00%      3/1/2011                                          36,594
              25,622     9.00%      9/1/2017                                          27,498
              38,545     9.00%      2/1/2018                                          41,367
              16,952     9.00%      10/1/2019                                         18,067
              42,492     9.00%      12/15/2019                                        45,212
             192,837     9.00%      6/15/2025                                        208,625
              29,328     9.00%      7/1/2031                                          31,860
           6,572,136     9.00%      3/1/2032                                       7,106,616
              17,944     9.25%      10/1/2009                                         18,283
              12,799     9.25%      7/1/2010                                          13,152
              51,175     9.25%      10/1/2016                                         55,110
              58,254     9.25%      12/1/2016                                         62,733
             122,182     9.25%      2/1/2017                                         131,127
             211,382     9.34%      8/20/2027                                        234,982
              30,432     9.50%      12/1/2009                                         31,527
              21,737     9.50%      11/1/2018                                         23,722
              46,312     9.50%      5/1/2019                                          50,661
              51,530     9.50%      10/1/2019                                         55,661
             733,830     9.50%      3/1/2020                                         809,736
             817,126     9.50%      7/1/2020                                         891,543
              98,538     9.50%      9/1/2020                                         107,056
             136,720     9.50%      10/15/2020                                       147,223
              24,724     9.50%      12/15/2020                                        26,608
              96,608     9.50%      12/15/2020                                       104,345
              39,347     9.50%      3/1/2021                                          42,820
              32,858     9.50%      4/15/2021                                         35,625
             192,463     9.50%      5/1/2027                                         211,578
             826,853     9.50%      4/1/2030                                         900,401
           3,875,964     9.50%      8/1/2031                                       4,236,284
           1,110,727     9.55%      8/20/2025                                      1,217,363
             105,709     9.75%      1/15/2013                                        113,735
             111,849     9.75%      1/1/2021                                         121,995
             198,575     9.75%      10/1/2021                                        218,636
             213,791     9.75%      4/1/2025                                         235,390
              30,031     10.00%     5/1/2011                                          31,309
              90,475     10.00%     7/1/2013                                          96,740

=============================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
=============================================================================================
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
             493,495     10.00%     2/1/2015                                         534,322
             692,780     10.00%     3/1/2015                                         762,548
              64,475     10.00%     11/1/2016                                         69,997
              41,404     10.00%     9/1/2019                                          45,301
              15,828     10.00%     11/1/2020                                         17,457
              34,857     10.00%     1/1/2021                                          38,492
              84,532     10.00%     1/1/2024                                          92,616
             385,235     10.00%     2/1/2028                                         424,235
             286,933     10.18%     7/1/2020                                         312,592
             190,891     10.25%     8/15/2013                                        205,816
              25,808     10.50%     5/1/2015                                          27,498
             169,489     10.50%     1/1/2016                                         187,727
              55,079     10.50%     12/1/2017                                         60,873
              89,663     10.50%     4/1/2022                                          97,223
              10,309     10.75%     11/1/2010                                         10,598
               3,540     11.00%     4/1/2014                                           3,874
              18,749     11.00%     8/1/2015                                          19,820
              18,783     11.00%     4/1/2017                                          20,063
             294,697     11.27%     8/15/2020                                        328,637
             166,419     11.75%     10/20/2022                                       186,451
                                                                         -------------------
                                                                                  47,519,237
                                                                         -------------------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (13.3%):
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
             371,831     5.50%      9/15/2025                                        364,493
             133,436     5.76%      3/20/2033                                        131,478
              81,916     5.76%      3/20/2033                                         80,714
             109,602     5.76%      3/20/2033                                        107,994
             350,158     5.76%      5/20/2033                                        345,019
             114,740     5.76%      5/20/2033                                        113,056
              92,941     5.76%      6/20/2033                                         91,577
             107,080     5.76%      6/20/2033                                        105,508
              68,437     6.00%      9/15/2018                                         68,318
              82,086     6.05%      3/20/2033                                         82,099
             229,681     6.25%      5/15/2013                                        231,964
             340,809     6.25%      12/15/2023                                       346,276
             230,115     6.25%      1/15/2024                                        233,904
             215,667     6.38%      12/15/2027                                       219,151
             295,678     6.38%      4/15/2028                                        300,548
             246,452     6.49%      11/20/2031                                       251,654
              48,284     6.49%      12/20/2031                                        49,303
             256,383     6.49%      4/20/2032                                        261,569
              74,134     6.49%      6/20/2032                                         75,633
              87,730     6.49%      12/20/2032                                        89,504
              39,023     6.57%      9/20/2032                                         39,910
              65,726     6.57%      1/20/2033                                         67,224
              83,565     6.57%      3/20/2033                                         85,469
              76,295     6.75%      9/15/2015                                         78,762
             340,265     6.75%      8/15/2028                                        351,523
             121,665     6.75%      6/15/2029                                        125,669
             131,915     6.75%      6/15/2029                                        136,256
             494,544     6.91%      7/20/2026                                        512,917
              32,019     7.00%      9/20/2016                                         33,032
             785,578     7.00%      7/15/2029                                        818,951
              11,848     7.00%      10/15/2032                                        12,348
           2,691,760     7.00%      4/15/2035                                      2,779,127
              16,805     7.05%      2/15/2023                                         17,347
             132,603     7.05%      9/20/2026                                        136,486
              80,093     7.05%      11/20/2026                                        82,438
              66,917     7.05%      1/20/2027                                         68,867
              99,980     7.05%      4/20/2027                                        102,894
              90,890     7.15%      12/20/2026                                        93,850
              75,615     7.15%      3/20/2027                                         78,069
             244,588     7.15%      4/20/2027                                        252,525
              16,205     7.25%      8/15/2010                                         16,542
             129,742     7.25%      5/15/2029                                        134,824
              63,509     7.27%      7/20/2022                                         65,696
              60,901     7.38%      1/15/2029                                         63,533
             450,322     7.38%      3/15/2031                                        467,231

=============================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
=============================================================================================
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
              71,924     7.50%      5/15/2016                                         75,444
             250,529     7.50%      6/15/2036                                        260,583
              68,756     7.55%      7/20/2022                                         71,483
              80,540     7.55%      10/20/2022                                        83,735
              94,341     7.63%      10/15/2029                                        98,899
              85,626     7.65%      10/20/2021                                        89,225
              86,175     7.65%      7/20/2022                                         89,861
             178,499     7.75%      6/15/2020                                        187,186
             185,933     7.75%      7/15/2020                                        194,982
             139,972     7.75%      8/15/2020                                        146,785
             178,215     7.75%      8/15/2020                                        186,888
              82,308     7.75%      11/15/2020                                        86,314
             492,007     7.75%      10/15/2022                                       521,237
              43,727     7.90%      1/20/2021                                         45,898
              30,963     7.90%      1/20/2021                                         32,500
              95,431     7.95%      2/15/2020                                        100,646
              42,219     7.95%      5/20/2025                                         44,519
             119,903     7.95%      7/20/2025                                        126,436
              48,306     7.95%      8/20/2025                                         50,939
             164,839     7.95%      9/20/2025                                        173,821
              26,924     7.95%      10/20/2025                                        28,391
              37,425     7.95%      10/20/2025                                        39,464
              31,786     7.95%      10/20/2025                                        33,518
              71,945     7.95%      1/20/2026                                         75,905
              80,808     7.95%      1/20/2026                                         85,255
             119,231     7.95%      4/20/2026                                        125,793
              22,588     7.95%      6/20/2026                                         23,831
              31,390     7.95%      9/20/2026                                         33,118
              38,498     7.95%      9/20/2026                                         40,616
              26,659     7.95%      11/20/2026                                        28,126
              35,274     7.95%      12/20/2026                                        37,216
              46,103     7.95%      3/20/2027                                         48,636
              45,395     7.99%      2/20/2021                                         47,773
              59,469     7.99%      4/20/2021                                         62,584
             132,313     7.99%      7/20/2021                                        139,244
             101,268     7.99%      9/20/2021                                        106,573
             100,990     7.99%      10/20/2021                                       106,281
             228,157     7.99%      1/20/2022                                        240,347
             355,300     7.99%      6/20/2022                                        374,283
              23,174     8.00%      10/15/2012                                        24,313
             393,250     8.00%      10/15/2014                                       415,729
              59,040     8.00%      5/15/2016                                         62,562
             218,207     8.00%      6/15/2016                                        231,223
              61,695     8.00%      9/15/2016                                         65,375
             899,989     8.00%      12/15/2030                                       952,088
             256,752     8.10%      5/20/2019                                        271,137
              32,797     8.10%      6/20/2019                                         34,634
             118,506     8.10%      7/20/2019                                        125,145
             160,191     8.10%      9/20/2019                                        169,166
              55,713     8.10%      9/20/2019                                         58,835
              80,930     8.10%      10/20/2019                                        85,464
              72,501     8.10%      1/20/2020                                         76,649
              53,722     8.10%      7/20/2020                                         56,796
              97,706     8.25%      12/15/2011                                       102,698
              18,900     8.25%      1/15/2012                                         19,952
              52,813     8.25%      8/15/2015                                         56,255
             376,513     8.25%      4/15/2019                                        400,741
             128,901     8.25%      2/15/2020                                        137,372
              11,342     8.25%      4/15/2027                                         12,105
              39,205     8.25%      6/15/2027                                         41,841
              41,756     8.38%      10/15/2019                                        44,588
             104,670     8.40%      2/15/2019                                        111,860
              31,054     8.40%      4/15/2019                                         33,187
             114,796     8.40%      6/15/2019                                        122,681
              39,672     8.40%      9/15/2019                                         42,398
              54,742     8.40%      9/15/2019                                         58,503
              54,662     8.40%      2/15/2020                                         58,502
              26,201     8.50%      12/15/2011                                        27,644
              94,085     8.50%      1/15/2012                                         99,755
              11,653     8.50%      4/15/2015                                         12,483
              58,333     8.50%      4/15/2015                                         62,489

=============================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
=============================================================================================
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
             173,365     8.50%      9/15/2016                                        186,291
              83,147     8.50%      1/15/2017                                         89,720
             104,463     8.50%      12/15/2021                                       112,280
              81,232     8.50%      12/15/2021                                        87,206
              11,347     8.50%      7/20/2022                                         12,166
              81,592     8.50%      10/20/2022                                        87,483
              41,464     8.50%      9/20/2024                                         44,553
              76,862     8.50%      3/20/2025                                         82,669
             207,428     8.50%      12/20/2026                                       222,236
              26,320     8.50%      8/15/2030                                         28,300
             956,448     8.50%      7/15/2032                                      1,023,883
              53,984     8.60%      5/15/2018                                         57,282
              48,608     8.60%      6/15/2018                                         51,579
              53,615     8.63%      10/15/2018                                        56,865
              22,518     8.75%      11/15/2009                                        23,612
              29,534     8.75%      6/15/2011                                         31,361
             144,185     8.75%      11/15/2011                                       153,104
              26,763     8.75%      12/15/2011                                        28,418
              95,262     8.75%      10/15/2030                                       102,431
               1,452     9.00%      10/15/2007                                         1,488
               3,969     9.00%      9/15/2008                                          4,043
               2,683     9.00%      9/15/2008                                          2,733
               4,094     9.00%      11/15/2008                                         4,171
               9,565     9.00%      12/15/2008                                         9,744
               1,325     9.00%      2/15/2009                                          1,367
               6,079     9.00%      4/15/2009                                          6,302
                 864     9.00%      5/15/2009                                            892
               4,092     9.00%      8/15/2009                                          4,242
               5,348     9.00%      9/15/2009                                          5,545
               3,537     9.00%      10/15/2009                                         3,651
              16,929     9.00%      11/15/2009                                        17,791
               2,508     9.00%      12/15/2009                                         2,600
              34,885     9.00%      7/15/2010                                         36,323
              72,895     9.00%      5/15/2011                                         77,692
              32,378     9.00%      5/15/2011                                         34,509
              52,395     9.00%      6/15/2011                                         55,844
              54,537     9.00%      7/15/2011                                         58,125
              64,116     9.00%      8/15/2011                                         68,336
              19,633     9.00%      8/15/2011                                         20,815
              70,924     9.00%      9/15/2011                                         75,591
              70,765     9.00%      9/15/2011                                         75,422
              41,696     9.00%      9/15/2011                                         44,440
              42,202     9.00%      10/15/2011                                        44,979
              12,167     9.00%      1/15/2012                                         13,056
             108,088     9.00%      7/15/2015                                        115,330
              32,590     9.00%      8/15/2015                                         34,773
             386,464     9.00%      12/15/2016                                       413,597
             104,630     9.00%      1/15/2017                                        113,995
             313,278     9.00%      7/15/2017                                        341,319
             252,835     9.00%      11/15/2024                                       271,721
             119,841     9.00%      4/15/2026                                        129,496
              22,571     9.10%      5/15/2018                                         24,265
              45,084     9.25%      11/15/2009                                        47,775
              20,931     9.25%      1/15/2010                                         22,340
              26,260     9.25%      4/15/2010                                         28,027
              22,176     9.25%      11/15/2010                                        23,669
              54,482     9.25%      11/15/2011                                        58,547
              10,110     9.25%      4/15/2012                                         10,939
              10,307     9.50%      9/15/2009                                         10,662
              61,889     9.50%      10/15/2009                                        64,024
              14,197     9.50%      10/15/2009                                        14,687
               3,818     9.50%      10/15/2009                                         3,949
              19,330     9.50%      11/15/2009                                        20,530
              51,300     9.50%      1/15/2010                                         54,918
              11,453     9.50%      2/15/2010                                         11,945
              32,338     9.50%      4/15/2010                                         34,168
              16,108     9.50%      8/15/2010                                         17,244
              28,589     9.50%      11/15/2010                                        30,606
               9,420     9.50%      1/15/2011                                         10,160
              69,123     9.50%      3/15/2011                                         74,555
              14,458     9.50%      3/20/2016                                         15,567

=============================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
=============================================================================================
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
              41,911     9.50%      11/20/2016                                        45,128
               3,231     9.50%      8/20/2017                                          3,488
               3,763     9.50%      12/20/2017                                         4,063
               4,152     9.50%      4/20/2018                                          4,494
               1,656     9.50%      5/20/2018                                          1,793
              32,866     9.50%      6/20/2018                                         35,573
              30,263     9.50%      7/20/2018                                         32,756
              21,285     9.50%      8/20/2018                                         23,039
              36,323     9.50%      9/20/2018                                         39,315
              42,421     9.50%      9/20/2018                                         45,916
              12,202     9.50%      9/20/2018                                         13,208
              30,071     9.50%      8/20/2019                                         32,615
               2,881     9.50%      10/20/2019                                         3,125
              32,682     9.75%      8/15/2009                                         34,839
              33,696     9.75%      9/15/2009                                         35,920
              94,974     9.75%      8/15/2010                                        102,579
              26,076     9.75%      11/15/2010                                        28,164
             115,714     9.75%      12/15/2010                                       124,979
              95,554     9.75%      1/15/2011                                        104,351
              70,470     9.75%      1/15/2011                                         76,958
              21,773     9.75%      10/15/2012                                        23,962
               8,170     9.75%      10/15/2012                                         8,991
               8,043     9.75%      10/15/2012                                         8,852
               7,730     9.75%      11/15/2012                                         8,507
              26,694     9.75%      11/15/2012                                        29,378
              23,434     9.75%      11/15/2012                                        25,790
              23,580     9.75%      11/15/2012                                        25,951
              12,563     10.00%     11/15/2008                                        13,188
               1,139     10.00%     11/15/2009                                         1,189
               3,767     10.00%     6/15/2010                                          4,081
              54,742     10.00%     6/15/2010                                         59,305
              17,807     10.00%     7/15/2010                                         19,291
               7,746     10.00%     7/15/2010                                          8,392
               6,611     10.00%     10/15/2010                                         7,162
              38,116     10.00%     11/15/2010                                        41,293
              30,610     10.00%     3/20/2016                                         33,549
              17,050     10.00%     11/15/2017                                        18,800
              31,181     10.00%     2/15/2019                                         34,456
              16,426     10.00%     2/20/2019                                         18,086
              20,942     10.00%     3/20/2019                                         23,058
              15,821     10.00%     5/20/2019                                         17,419
             171,081     10.00%     10/15/2019                                       193,266
              39,192     10.00%     11/15/2019                                        43,308
              31,262     10.00%     12/15/2020                                        34,584
              69,160     10.00%     6/15/2021                                         76,583
              15,261     10.25%     5/15/2009                                         16,160
               7,355     10.25%     11/15/2011                                         7,949
              19,149     10.25%     1/15/2012                                         20,895
               7,291     10.25%     7/15/2012                                          7,956
              21,985     10.50%     6/15/2009                                         23,332
               4,136     10.50%     7/15/2010                                          4,433
               9,165     10.50%     9/15/2015                                         10,100
              11,991     10.50%     11/15/2015                                        13,215
               2,529     10.50%     8/20/2017                                          2,795
              45,873     10.50%     11/15/2018                                        50,965
              39,753     10.50%     6/15/2019                                         44,283
             205,981     10.50%     2/15/2020                                        228,653
             160,769     10.50%     8/15/2021                                        181,535
               2,504     10.75%     1/15/2010                                          2,707
               1,151     10.75%     7/15/2011                                          1,253
              18,099     11.25%     6/15/2010                                         19,618
              23,718     11.25%     9/15/2010                                         25,708
               3,445     11.25%     9/15/2010                                          3,734
              15,974     11.25%     3/15/2011                                         17,471
               6,783     11.25%     3/15/2011                                          7,419
              35,479     11.25%     4/15/2011                                         38,805
               8,134     11.25%     5/15/2011                                          8,897
              26,778     11.25%     7/15/2011                                         29,288
               5,738     11.25%     7/15/2011                                          6,276
               4,106     11.25%     7/15/2011                                          4,491
               9,132     11.25%     10/15/2011                                         9,988
              81,340     11.50%     8/15/2018                                         89,035
                                                                         -------------------
                                                                                  26,187,410
                                                                         -------------------

Total mortgage pass-through securities                                            91,117,312
     (cost: $91,440,070)                                                 -------------------

=============================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
=============================================================================================
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
TAXABLE MUNICIPAL SECURITIES (0.3%) (2)
             205,000   Bernalillo Multifamily Rev. Series
                         1998A, 7.50%, 9/20/20                                       215,890
              20,000   Cuyahoga County Multifamily Rev.
                         Series 2000B, 7.00%, 1/20/08                                 20,127
               5,000   Louisiana Comm. Dev. Auth Rev.
                         Series 2002B, 5.25%, 12/20/07                                 4,982
             370,000   Maplewood Multifamily Rev.
                         Series 1998B, 6.75%, 7/20/15                                366,603
                                                                         -------------------

Total taxable municipal securities                                                   607,602
                                                                         -------------------
     (cost: $600,000)

U.S. TREASURY / FEDERAL AGENCY SECURITIES (11.9%) (2)
           5,000,000   FNMA Strip, zero coupon, 4.88% effective
                         yield, 11/15/30                                           1,413,435
           8,500,000   U.S. Treasury Bond, 4.50%, 11/30/11                         8,355,236
                       U.S. Treasury Notes:
           1,025,000     3.50%, 11/15/09                                             993,129
           1,350,000     4.50%, 11/15/10                                           1,333,758
           2,400,000     4.50%, 5/15/07                                            2,301,000
                       U.S. Treasury Strips, Zero Coupon:
           2,500,000     5.45% Effective Yield, 5/15/30                              776,262
             900,000     4.60% Effective Yield, 8/15/16                              888,961
           7,184,613   U.S. Treasury inflation-protected security,
                         3.375%, 1/15/12 (*)                                       7,415,871
                                                                         -------------------

Total U.S. Treasury / Federal Agency securities                                   23,477,652
                                                                         -------------------
     (cost: $24,026,730)

COLLATERALIZED MORTGAGE OBLIGATIONS (32.7%) (2)
     FEDERAL HOME LOAN MORTGAGE CORP.:
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
             576,261     3.00%      2/15/2023                                        520,258
           2,960,572     3.25%      4/15/2032                                      2,638,154
             594,960     3.50%      5/15/2029                                        543,758
             595,943     4.00%      11/15/2014                                       572,833
           2,630,176     4.00%      5/31/2025                                      2,305,532
             307,794     4.00%      12/15/2032                                       281,490
             570,501     4.00%      3/15/2034                                        522,827
             958,276     4.50%      5/15/2032                                        921,723
             500,000     5.50%      7/15/2031                                        490,606
           5,000,000     5.50%      3/15/2032                                      4,860,664
             738,101     6.95%      3/15/2028                                        763,202
             489,070     7.50%      6/15/2017                                        509,670
             151,997     7.50%      3/15/2023                                        156,567
             244,292     7.50%      9/15/2030                                        247,353
              16,649     7.75%      3/18/2025                                         16,800
             231,777     8.00%      11/25/2022                                       238,652
              83,604     8.00%      3/15/2023                                         84,167
             106,583     8.00%      4/25/2024                                        112,307
              28,769     9.15%      10/15/2020                                        30,113
           1,362,653     9.50%      2/15/2020                                      1,420,669
                                                                         -------------------
                                                                                  17,237,345
                                                                         -------------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION:
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
           3,236,891     3.50%      2/25/2033                                      2,868,963
             688,139     3.50%      3/25/2033                                        628,672
             333,988     3.50%      8/25/2033                                        290,022
           1,358,845     3.50%      6/25/2035                                      1,277,587
             872,740     3.75%      5/25/2033                                        769,854
           1,095,136     4.00%      11/25/2032                                     1,029,094
             327,904     4.00%      1/25/2033                                        302,334
           1,436,381     4.00%      3/25/2033                                      1,312,044
           1,639,153     4.00%      5/25/2033                                      1,511,131

=============================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
=============================================================================================
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
             214,859     5.00%      8/25/2022                                        208,951
           1,700,000     5.00%      12/25/2031                                     1,574,831
           1,619,128     5.00%      11/25/2032                                     1,559,987
           5,083,368     5.50%      5/25/2025                                      4,934,411
           3,723,613     6.50%      10/25/2017                                     3,788,782
              80,740     6.85%      12/18/2027                                        82,570
             102,082     7.00%      1/25/2021                                        104,153
              44,270     7.70%      3/25/2023                                         46,372
             220,777     8.00%      7/25/2022                                        231,214
             247,693     8.00%      7/25/2022                                        254,371
             100,000     8.00%      7/18/2027                                        109,690
             391,317     8.00%      7/25/2044                                        405,820
              69,522     8.20%      4/25/2025                                         71,542
              34,914     8.50%      1/25/2021                                         37,181
              37,556     8.50%      4/25/2021                                         38,466
             313,410     8.50%      9/25/2021                                        332,404
              92,107     8.50%      1/25/2025                                         96,354
             425,014     8.50%      6/25/2030                                        496,968
              71,698     8.75%      9/25/2020                                         74,434
             165,597     8.95%      10/25/2020                                       178,048
             509,630     9.00%      7/25/2019                                        544,642
             281,645     9.00%      12/25/2019                                       302,451
             102,393     9.00%      5/25/2020                                        107,545
              59,988     9.00%      6/25/2020                                         64,042
             159,660     9.00%      6/25/2020                                        168,017
              24,582     9.00%      7/25/2020                                         26,242
             147,998     9.00%      9/25/2020                                        159,179
              94,930     9.00%      10/25/2020                                       101,314
             201,548     9.00%      3/1/2024                                         221,489
           1,297,670     9.00%      11/25/2028                                     1,433,201
             141,055     9.25%      1/25/2020                                        152,478
             130,726     9.50%      12/25/2018                                       142,005
             261,301     9.50%      3/25/2020                                        282,496
              62,726     9.50%      4/25/2020                                         66,370
             186,298     9.50%      5/25/2020                                        202,109
             254,341     9.50%      11/25/2020                                       274,606
              78,072     9.50%      11/25/2031                                        82,315
             376,471     9.60%      3/25/2020                                        409,868
                                                                         -------------------
                                                                                  29,356,619
                                                                         -------------------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
             542,828     4.00%      10/17/2029                                       506,870
             383,452     8.00%      1/16/2030                                        397,505
                                                                         -------------------
                                                                                     904,375
                                                                         -------------------
     VENDEE MORTGAGE TRUST:
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
           1,000,000     5.00%      8/15/2028                                        989,860
           1,000,000     5.00%      7/15/2030                                        961,278
             139,892     5.63%      2/15/2024                                        139,433
           2,000,000     6.00%      2/15/2030                                      2,017,283
           8,989,559     6.50%      12/15/2028                                     9,093,587
           3,473,046     7.00%      9/15/2027                                      3,552,137
             350,075     8.29%      12/15/2026                                       367,195
                                                                         -------------------
                                                                                  17,120,773
                                                                         -------------------

Total collateralized mortgage obligations                                         64,619,112
     (cost: $66,720,966)                                                 -------------------


=============================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2007 (Unaudited)
=============================================================================================
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
              Par ($)    Coupon     Maturity                             Market Value ($)(1)
              -------    ------     --------                             -------------------
SHORT-TERM SECURITIES (10.3%) (2)
           1,500,000     FFCB, ADN 5.15%, 7/5/07                                   1,498,927
           1,500,000     FHLMC, ADN 5.17% 7/5/07                                   1,498,922
           3,000,000     FNMA, ADN 5.15% 7/6/07                                    2,997,425
             662,000     FHLB, ADN 5.13% 7/11/07                                     660,962
           2,800,000     FFCB, ADN 5.10% 7/12/07                                   2,795,240
           1,500,000     FNMA, ADN 5.14% 7/12/07                                   1,497,430
           3,600,000     FFCB, ADN 5.10% 7/13/07                                   3,593,370
           5,890,233     Dreyfus Cash Mgmt. Fund, 5.14%                            5,890,233
                                                                         -------------------

Total short-term securites                                                        20,432,509
     (cost: $20,432,509)                                                 -------------------


Total investments in securities
     (cost: $203,220,276)                                                $       200,254,187
                                                                         -------------------


Other Assets and Liabilities, Net (-1.2%)                                         (2,429,447)

                                                                         -------------------
Total Net Assets                                                         $       197,824,740
                                                                         ===================


                                                                         -------------------
Aggregate Cost                                                                   203,220,276
                                                                         -------------------

Gross Unrealized Appreciation                                                        727,014
Gross Unrealized Depreciation                                                     (3,693,103)
                                                                         -------------------
Net Unrealized Appreciation(Depreciation)                                         (2,966,088)
                                                                         ===================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit U.S. Government Securities Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS
         --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:      /s/ Paul E. Rasmussen
         ---------------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ---------------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 23, 2007

By:      /s/ Eugene C. Sit
         ---------------------------------------
         Eugene C. Sit
         Chairman

Date:    August 23, 2007